PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Buildings	230,273	254,577	37,027
Medical equipment	668,169	404,050	58,767
Electronic and office equipment	16,864	19,564	2,845
Motor vehicles	2,361	2,993	435
Leasehold improvement and building improvements	14,771	14,050	2,043
Construction in progress	329,259	823,361	119,753
Total	1,261,697	1,518,595	220,870
Less: accumulated depreciation	(407,964)	(275,627)	(40,088)
Impairment charges	(60,162)	(23,659)	(3,441)
	793,571	1,219,309	177,341